Trade and Other Receivables (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Trade and Other Receivables [Line Items]
Deferred IPO expenses included in trade and other receivables (in Ringgits)	RM 8,054,139	RM 2,110,605
Bottom of range [member]
Trade and Other Receivables [Line Items]
Credit period of unsecured and non-interest bearing trade receivables	30 days	30 days
Top of range [member]
Trade and Other Receivables [Line Items]
Credit period of unsecured and non-interest bearing trade receivables	120 days	120 days